DEBT (Details Narrative) $ / shares in Units, £ in Thousands																											1 Months Ended				3 Months Ended			5 Months Ended	9 Months Ended		12 Months Ended
	Oct. 27, 2022 USD ($) $ / shares	May 18, 2022 USD ($) $ / shares shares	Oct. 28, 2021 USD ($) shares	Oct. 28, 2021 USD ($)	Aug. 05, 2021 USD ($)	Jul. 21, 2021 USD ($) shares	Jul. 20, 2021 USD ($) shares	Jul. 14, 2021 USD ($)	May 25, 2021 USD ($)	May 06, 2021 shares	May 02, 2021 USD ($)	Apr. 21, 2021 USD ($)	Feb. 05, 2021	Jan. 04, 2021 USD ($) shares	Jan. 04, 2021 USD ($) shares	Oct. 31, 2020 USD ($) $ / shares	Oct. 26, 2020 USD ($) $ / shares shares	Oct. 23, 2020	Sep. 28, 2020 shares	May 15, 2020 GBP (£)	Aug. 29, 2019 USD ($) shares	Nov. 15, 2018 USD ($) $ / shares shares	Aug. 27, 2018 USD ($) shares	Jun. 28, 2018 GBP (£)	Feb. 08, 2018 GBP (£)	Sep. 15, 2017 USD ($)	May 18, 2022 USD ($) $ / shares shares	Oct. 28, 2021 USD ($)	Jul. 21, 2021 USD ($) shares	Jul. 31, 2019 GBP (£)	Oct. 01, 2022 USD ($) $ / shares shares	Apr. 02, 2022 $ / shares	Oct. 02, 2021 USD ($) $ / shares	May 28, 2020 USD ($) shares	Oct. 01, 2022 USD ($) $ / shares shares	Oct. 02, 2021 USD ($) $ / shares shares	Jan. 01, 2022 USD ($) $ / shares shares	Jan. 31, 2021 USD ($)	Jan. 02, 2021 USD ($) $ / shares shares	Dec. 28, 2019	Jul. 02, 2022 USD ($)	Oct. 31, 2021 $ / shares	Jul. 22, 2021 USD ($)	May 20, 2020 USD ($)	May 12, 2020 USD ($)	Dec. 31, 2019 shares
Debt Instrument [Line Items]
Stock issued during period, shares, new issues | shares																																			660,858	997,400	133,884		1,477,112
Proceeds from issuance of debt																																			$ 67,000				$ 1,220,000
Stock Issued During Period, Value, New Issues																															$ 3,460,000		$ 12,468,000			30,315,000	$ 38,639,000		$ 3,894,000
Preferred stock, par or stated value per share | $ / shares																															$ 0.00001				$ 0.00001		$ 0.00001		$ 0.00001
Deemed dividend																																				$ 1,798,000	$ 1,798,000		$ 4,690,000
Deemed dividends																																					389
Divided average closing price | $ / shares																																$ 25
Long term debt, gross																															$ 18,361,000				$ 18,361,000		$ 9,758,000		$ 55,369,000
Common Stock [Member]
Debt Instrument [Line Items]
Stock issued during period, shares, new issues | shares																															657,858				657,858	858,532	1,326,887		124,655
Stock Issued During Period, Value, New Issues
Principal [Member]
Debt Instrument [Line Items]
Debt Instrument, Decrease, Forgiveness																																					10,000,000
Interest [Member]
Debt Instrument [Line Items]
Debt Instrument, Decrease, Forgiveness																																					$ 105,000
HSBC Bank [Member]
Debt Instrument [Line Items]
Principal balance | £																				£ 1,000
Debt Instrument, Description																				three-year term loan
Long term debt, gross																																									$ 345,000
Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Stock repurchased during period, shares | shares																			1,300
Preferred stock, shares outstanding | shares																			11,700																		0		11,080
Preferred stock redemption description																			shares of Base Series E Preferred Stock for $1,300, as such there were
Preferred stock, par or stated value per share | $ / shares																																					$ 0.00001		$ 0.00001
Preferred stock, liquidation preference per share | $ / shares																$ 10,000
Preferred Stock, Dividends Per Share, Declared | $ / shares																60.00
Preferred stock, redemption amount																																	$ 4,100,000			$ 4,100,000	$ 4,100,000		$ 2,100,000
Deemed dividends											$ 389,000
Preferred Stock, Dividend Preference or Restrictions																		If the PIK Dividend Payment is elected, a holder of Series E Preferred Stock is entitled to additional fee to be paid in shares of the Company’s common stock an amount equal to $100 divided by the average closing price, as reported by Nasdaq of such shares of common stock over the 5 trading days prior to the applicable monthly interest payment date.
Series G Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares						6,172
Series G One Preferred Stock [Member]
Debt Instrument [Line Items]
Principal balance						$ 1,561,000																							$ 1,561,000
Conversion of stock, shares issued | shares							156,100
Series E-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock, par or stated value per share | $ / shares																$ 60.00
Conversion price | $ / shares																																	$ 60.00			$ 60.00	$ 60.00					$ 60.00
Beneficial conversion feature																																				$ 4,280,000	$ 4,280,000
Impact to additional paid-in capital																																	$ 0			$ 0	$ 0
Series G Preferred Stock [Member]
Debt Instrument [Line Items]
Principal balance						6,172,000																							6,172,000
Preferred stock, redemption amount																																											$ 2,080,000
Conversion of stock, shares issued | shares							617,200
Series E Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock, shares outstanding | shares																																					0
Series H Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock redemption description																											The redemption price represents the number of shares of the Preferred Stock (9,000,000), plus all accrued but unpaid dividends, multiplied by the Stated Value ($1). On May 18, 2022, the Company paid $14 towards the Series H Preferred Stock balance.
Preferred stock, par or stated value per share | $ / shares		$ 0.00001																									$ 0.00001
Long term debt, gross																															$ 9,000,000				$ 9,000,000
Debt instrument issuance of aggregate shares | shares		9,000,000																									9,000,000
Preferred stock conversion price | $ / shares		$ 25.714																									$ 25.714
Cash dividends per annum rate																											12.00%
Redemption price		$ 8,265																									$ 8,265														$ 9,000
Fair value financing charge		$ 735
Series H Preferred Stock [Member] | Common Stock [Member]
Debt Instrument [Line Items]
Debt instrument issuance of aggregate shares | shares		350,000																									350,000
Series H Preferred Stock [Member] | Headway [Member]
Debt Instrument [Line Items]
Ownership percentage		100.00%																									100.00%
Minimum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 5.80				$ 5.80		$ 18.50
Maximum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																															$ 3,750,000				$ 3,750,000		3,750
Jackson Investment Group LLC Term Loan Note Two [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																	$ 30.00			$ 30.00	$ 30.00
12% Senior Secured Note [Member]
Debt Instrument [Line Items]
Principal balance						$ 7,733,000																							$ 7,733,000
Debt Instrument, Interest Rate, Stated Percentage						12.00%																							12.00%
Proceeds from issuance of private placement				$ 9,250,000	$ 3,217,000		$ 6,760,000
Debt instrument, periodic payment				13,449,000	16,730,000		21,700,000
Proceeds from bank debt				4,500,000	$ 3,281,000		5,000,000
Debt instrument, interest rate during period																													12.00%
Long term debt, gross						$ 7,733,000	$ 16,077,000																						$ 7,733,000
12% Senior Secured Note [Member] | Series G Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares																													6,172
Convertible debt						6,172,000																							$ 6,172,000
12% Senior Secured Note [Member] | Series G One Preferred Stock [Member]
Debt Instrument [Line Items]
Debt conversion, converted instrument, shares issued | shares																													1,561
Convertible debt						$ 1,561,000																							$ 1,561,000
May 12 Note [Member] | Affinity Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal									$ 10,000,000
Debt Instrument, Periodic Payment, Interest									$ 105,000
May 12 Note [Member] | Monroe Staffing Services, LLC [Member]
Debt Instrument [Line Items]
Principal balance																																													$ 10,000,000
Debt Instrument, Interest Rate, Stated Percentage																																													1.00%
Debt Instrument, Maturity Date, Description																																					The May 12 Note matured two years following the date of issuance of the May 12 Note and included a period for the first ten months during which time required payments of interest and principal were deferred.
Debt instrument, frequency of periodic payment																																					14 monthly payments of principal and interest
May Twenty Note [Member]
Debt Instrument [Line Items]
Principal balance																																												$ 9,395,000
Debt Instrument, Interest Rate, Stated Percentage																																												1.00%
Debt Instrument, Maturity Date, Description																																					Each of the May 20 Notes matured two years following the date of issuance of the May 20 Notes and included a period for the first ten months during which time required payments of interest and principal were deferred.
Debt instrument, frequency of periodic payment																																					14 monthly payments of principal and interest
Jackson Investment Group L L C Term Loan Note Three [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																					$ 35.00
Jackson Investment Group, LLC [Member]
Debt Instrument [Line Items]
Stock issued during period, shares, new issues | shares																																					8,334
Jackson Investment Group, LLC [Member] | Senior Secured 12% Promissory Note [Member]
Debt Instrument [Line Items]
Debt instrument, payment terms																	warrant expiration date of January 26, 2024 to January 26, 2026
Fair value adjustment of debt discount																	$ 126,000
Jackson Investment Group, LLC [Member] | Senior Secured 12% Promissory Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 99.60
Jackson Investment Group, LLC [Member] | Senior Secured 12% Promissory Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																	$ 60.00
Jackson Note [Member] | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Preferred stock redemption description													On February 5, 2021, the Company received the Limited Consent from Jackson, the sole holder of the Company’s outstanding shares of Series E Convertible Preferred Stock, to use approximately (i) 75% of the net proceeds from the February 2021 Offering to redeem a portion of the 2020 Jackson Note, which had an outstanding principal amount of $32,710 as of February 9, 2021, and (ii) 25% of the net proceeds from the February 2021 Offering to redeem a portion of the Company’s Series E Convertible Preferred Stock. Pursuant to the Limited Consent, upon closing of the February 2021 Offering, the Company paid $13,556 of the 2020 Jackson Note and redeemed 4,518 shares of the Series E Convertible Preferred Stock.
Key Resources, Inc [Member]
Debt Instrument [Line Items]
Principal balance																																												$ 5,443,000
Key Resources, Inc [Member] | May Twenty Note [Member] | Affinity Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal								$ 5,443,000
Debt Instrument, Periodic Payment, Interest								63,000
Lighthouse Placement Services, LLC [Member]
Debt Instrument [Line Items]
Principal balance																																												$ 1,890,000
Lighthouse Placement Services, LLC [Member] | May Twenty Note [Member] | Affinity Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal								1,890,000
Debt Instrument, Periodic Payment, Interest								22,000
Staffing 306 Georgia LLC [Member] | May Twenty Note [Member] | Affinity Bank [Member]
Debt Instrument [Line Items]
Debt Instrument, Periodic Payment, Principal								2,063,000
Debt Instrument, Periodic Payment, Interest								$ 24,000
HSBC Invoice Finance (UK) Ltd [Member] | New Facility [Member]
Debt Instrument [Line Items]
Line of Credit Facility, Increase (Decrease), Net | £																								£ 20,000	£ 11,500					£ 22,500
Unbilled receivables | £																								£ 1,500	£ 1,000
Line of Credit Facility, Expiration Period																									12 months
Line of Credit Facility, Commitment Fee Percentage																									1.80%
2017 Jackson Note [Member]
Debt Instrument [Line Items]
Principal balance																										$ 11,165,000
Debt Instrument, Maturity Date																										Sep. 15, 2020
Debt Instrument, Interest Rate, Stated Percentage																										12.00%
Debt instrument, payment terms																																								The 2017 Jackson Note will accrue interest at 12% per annum, due quarterly on January 1, April 1, July 1 and October 1 in each year, with the first such payment due on January 1, 2018.
Jackson Note [Member]
Debt Instrument [Line Items]
Class of warrant or right, outstanding | shares																	15,092
Note Agreement [Member] | 2017 Jackson Note [Member]
Debt Instrument [Line Items]
Principal balance																										$ 40,000,000
Proceeds from sale of secured notes to repay existing subordinated notes aggregate principal amount																										$ 11,165,000
Debt Instrument, Maturity Date																										Sep. 15, 2020
Debt Instrument, Interest Rate, Stated Percentage																										12.00%
Debt instrument, date of first required payment																										Jan. 01, 2018
Debt instrument, incremental percentage on interest rate																										5.00%
Amended Agreement [Member] | Jackson Note [Member]
Debt Instrument [Line Items]
Principal balance																							$ 8,428,000
Purchase agreement closing fee																							280,000
Purchase agreement legal fee																							$ 39,000
Stock issued during period, shares, new issues | shares																							19,200
Fourth Omnibus Amendment and Reaffirmation Agreement [Member] | Jackson Investment Group, LLC [Member] | Senior Secured Note [Member]
Debt Instrument [Line Items]
Principal balance																					$ 2,538,000
Debt Instrument, Maturity Date																					Dec. 31, 2019
Debt Instrument, Interest Rate, Stated Percentage																					18.00%
Stock issued during period, shares, new issues | shares																																							50,000
Debt instrument, interest payment description																																All accrued and unpaid interest on the outstanding principal balance of the 2019 Jackson Note was due and payable monthly on the first day of each month, beginning on October 1, 2019.							All accrued and unpaid interest on the outstanding principal balance of the 2019 Jackson Note was due and payable monthly on the first day of each month, beginning on
Debt instrument, date of first interest payment																					Oct. 01, 2019
Debt instrument, default of payment description																																		Pursuant to the terms of the 2019 Jackson Note, if the 2019 Jackson Note was not repaid by December 31, 2019, the Company was required to issue 1,667 shares of its common stock to Jackson on a monthly basis until the 2019 Jackson Note is fully repaid, subject to certain exceptions to comply with Nasdaq listing standards.					Pursuant to the terms of the 2019 Jackson Note, if the 2019 Jackson Note was not repaid by December 31, 2019, the Company was required to issue
Number of common shares issuable on monthly basis in event of default | shares																					1,667																									10,000
Additional expense related to issuance of common stock																																		$ 324,000					$ 324,000
Number of common shares issued in event of default | shares																																		8,334,000
Amended Note Purchase Agreement [Member] | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Dividends, Common Stock, Stock																	$ 10,000,000
Amended Note Purchase Agreement [Member] | Series E-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Debt instrument, payment terms																The shares of Series E Convertible Preferred Stock were also convertible into shares of common stock after October 31, 2022.	On October 26, 2020, in connection with the entry into the Amended Note Purchase Agreement, the Company filed with the Secretary of State of the State of Delaware the second Certificate of Amendment (the “Amendment”) to the Series E Certificate of Designation. Under the amended terms, holders of Series E Preferred Stock were entitled to monthly cash dividends on Series E Preferred Stock at a per annum rate of 12%. At the Company’s option, up to 50% of the cash dividend on the Series E Convertible Preferred Stock could be paid in kind by adding such 50% portion to the outstanding liquidation value of the Series E Convertible Preferred Stock (the “PIK Dividend Payment”), commencing on October 26, 2020 and ending on October 25, 2020.
Preferred stock, liquidation preference per share | $ / shares																$ 10,000
Deemed dividend																$ 410,000
Preferred Stock, Dividend Preference or Restrictions																If such average market price was less than $35.00 or was otherwise undeterminable because such shares were no longer publicly traded or the closing price was no longer reported by Nasdaq, then the average closing price for these purposes was to be deemed to be $35.00, and if such average closing price were greater than $210.00 then the average closing price for these purposes would be deemed to be $210.00.
Amended Note Purchase Agreement [Member] | Minimum [Member] | Series E-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion price | $ / shares																$ 106.80
Amended Note Purchase Agreement [Member] | Maximum [Member] | Series E-1 Preferred Stock [Member]
Debt Instrument [Line Items]
Conversion price | $ / shares																$ 99.60
Amended Note Purchase Agreement [Member] | Jackson Investment Group, LLC [Member]
Debt Instrument [Line Items]
Amendment fee																	$ 488,000
Amended Note Purchase Agreement [Member] | Jackson Investment Group, LLC [Member] | Senior Secured 12% Promissory Note [Member]
Debt Instrument [Line Items]
Principal balance																	$ 35,700,000
Debt Instrument, Maturity Date																	Sep. 30, 2022
Amendment fee																	$ 488,000
Debt instrument, payment terms																																					the Company is required to pay interest on the debt at a per annum rate of
Amended Note Purchase Agreement [Member] | Jackson Investment Group, LLC [Member] | Senior Secured 12% Promissory Note [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																	12.00%			12.00%	12.00%
Amended Note Purchase Agreement [Member] | Jackson Investment Group, LLC [Member] | Senior Secured 12% Promissory Note [Member] | Maximum [Member]
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																																	50.00%			50.00%	50.00%
Amended and Restated Warrant Agreement [Member] | Jackson Investment Group LLC Term Loan Note Two [Member]
Debt Instrument [Line Items]
Principal balance																																						$ 3,000,000
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																	$ 210.00			$ 210.00	$ 210.00
Amended and Restated Warrant Agreement [Member] | Jackson Investment Group L L C Term Loan Note Three [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																					210.00
Amended and Restated Warrant Agreement [Member] | Jackson Investment Group, LLC [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares	$ 60.00
Amended and Restated Warrant Agreement [Member] | Debt Exchange Agreement [Member] | Jackson Investment Group LLC Term Loan Note Two [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																	$ 30.000			$ 30.000	$ 210.00
Debt instrument, payment terms																																For the period of November 2020 through and including March 2021, each monthly interest amount due and payable was reduced by $166, and for the period commencing April 2021 through and including September 2021, each monthly interest amount due and payable was increased by $166.					For the period of November 2020 through and including March 2021, each monthly interest amount due and payable was reduced by $166, and for the period commencing April 2021 through and including September 2021, each monthly interest amount due and payable was increased by $166.
Prepayment cost																																					$ 3,029,000	$ 3,029,000
Amended and Restated Warrant Agreement [Member] | Debt Exchange Agreement [Member] | Jackson Investment Group L L C Term Loan Note Three [Member]
Debt Instrument [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights | $ / shares																																					$ 210.00
Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Principal balance														$ 33,878,000	$ 33,878,000
Stock issued during period, shares, new issues | shares			468,355
Proceeds from debt, net of issuance costs														1,558,000	1,558,000
Stock repurchased during period, value														1,168,000	1,168,000
Securities Purchase Agreement [Member] | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Principal balance														390,000	$ 390,000
Stock repurchased during period, value														$ 390,000
Stock repurchased during period, shares | shares														390	390
Preferred stock, shares outstanding | shares														10,690	10,690
Preferred stock par stated value														$ 10,690,000	$ 10,690,000
Securities Purchase Agreement [Member] | Jackson Note [Member]
Debt Instrument [Line Items]
Principal balance														$ 32,710,000	$ 32,710,000
April 2021 Securities Purchase Agreement [Member]
Debt Instrument [Line Items]
Proceeds from issuance of private placement												$ 4,200,000
April 2021 Securities Purchase Agreement [Member] | Second Amended and Restated 12% Senior Secured Note [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt												3,200,000
Debt instrument, periodic payment												$ 19,154,000
Note Purchase Agreement [Member] | 12% Senior Secured Note [Member]
Debt Instrument [Line Items]
Debt Instrument, Maturity Date																													Sep. 30, 2022
Debt instrument, interest rate during period																													17.00%
Note Purchase Agreement [Member] | 2017 Jackson Note [Member]
Debt Instrument [Line Items]
Principal balance																										$ 40,000,000
November 2021 Private Placement [Member]
Debt Instrument [Line Items]
Proceeds from issuance of private placement																												$ 9,250,000
November 2021 Private Placement [Member] | Jackson Note [Member]
Debt Instrument [Line Items]
Principal balance			$ 13,449,000	$ 13,449,000																								13,449,000
Repayments of Notes Payable																												$ 4,500,000
Debt Exchange Agreement [Member]
Debt Instrument [Line Items]
Preferred stock, par or stated value per share | $ / shares																						$ 0.00001
Debt Exchange Agreement [Member] | Series E Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued during period, shares, new issues | shares																						13,000
Stock Issued During Period, Value, New Issues																						$ 13,000,000
Preferred stock, par or stated value per share | $ / shares																						$ 10,000
Stock Issued During Period, Shares, Conversion of Convertible Securities | shares																						561
Conversion of Stock, Description																						each share of Series E-1 Convertible Preferred Stock was initially convertible into 101 shares of the Company’s common stock
Limited Consent and Waiver [Member]
Debt Instrument [Line Items]
Agreement description													the Company entered into a Limited Consent and Waiver with Jackson whereby, among other things, Jackson agreed that we may use 75% of the proceeds from the offering to redeem a portion of the 2020 Jackson Note, and 25% of the net proceeds from the offering to redeem a portion of the Base Series E Preferred Stock
Exchange Agreement [Member] | Jackson Investment Group, LLC [Member] | Series E Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued during period, shares, new issues | shares										6,172
Exchange Agreement [Member] | Jackson Investment Group, LLC [Member] | Series E-1 Convertible Preferred Stock [Member]
Debt Instrument [Line Items]
Stock issued during period, shares, new issues | shares										1,493
Amended and Restated Note Purchase Agreement [Member] | Jackson Note [Member]
Debt Instrument [Line Items]
Debt instrument, date of first required payment																										Jan. 01, 2018
Debt instrument, incremental percentage on interest rate																										5.00%
Debt instrument, frequency of periodic payment																																								quarterly
Debt instrument, interest payment description																																								Interest on any overdue payment of principal or interest due under the 2017 Jackson Note will accrue at a rate per annum that is 5% in excess of the rate of interest otherwise payable thereunder.
Third Amended and Restated Note Purchase Agreement [Member] | Jackson Investment Group, LLC [Member] | Subsequent Event [Member]
Debt Instrument [Line Items]
Principal balance	$ 9,000,000.0
Debt Instrument, Interest Rate, Stated Percentage	12.00%
Debt Instrument, Maturity Date, Description	extends the maturity date of the Jackson Note from October 28, 2022 to October 14, 2024.
Debt Instrument, Description	the Company is required to pay interest on the Jackson Note at a per annum rate of 12% and in the event the Company has not repaid in cash at least 50% of the outstanding principal balance of the Jackson Note by October 27, 2023, then interest on the outstanding principal balance of the Jackson Note shall continue to accrue at 16% per annum of the outstanding principal balance of the Jackson Note until the Jackson Note is repaid in full.